CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Revenue	$ 5,894,000	$ 9,694,000	$ 47,359,000	$ 29,283,000		$ 40,697,000		$ 34,796,000	$ 27,756,000
Operating expenses:
Research and development	15,104,000	22,318,000	49,880,000	63,802,000		85,641,000		69,398,000	34,065,000
General and administrative	7,181,000	8,934,000	23,163,000	24,769,000		30,540,000		24,414,000	16,717,000
Cost of revenue						0		1,408,000	2,671,000
Total operating expenses	22,285,000	31,252,000	73,043,000	88,571,000		116,181,000		95,220,000	53,453,000
Loss from operations	(16,391,000)	(21,558,000)	(25,684,000)	(59,288,000)		(75,484,000)		(60,424,000)	(25,697,000)
Other income (expense):
Change in fair value of warrant liability	0	12,773,000	1,603,000	20,819,000		20,752,000		18,122,000	(22,870,000)
Interest and dividend income	957,000	60,000	2,282,000	78,000		284,000		510,000	1,395,000
Other expense, net	(4,000)	0	(10,000)	0		(6,000)		486,000	0
Non-cash interest expense (Note 9)	(45)	(45)			$ (180)		$ (180)
Income tax expense						0		(8,000)	(1,000)
Total other income (expense)						21,030,000		19,110,000	(21,476,000)
Net loss	(15,438,000)	(8,725,000)	(21,809,000)	(38,391,000)		(54,454,000)		(41,314,000)	(47,173,000)
Net loss:
Basic	(15,438,000)	(8,725,000)	(21,809,000)	(38,391,000)		(54,454,000)		(41,314,000)	(47,173,000)
Diluted	$ (15,438,000)	$ (8,725,000)	$ (21,809,000)	$ (46,437,000)		$ (62,500,000)		$ (68,708,000)	$ (47,173,000)
Net loss per share:
Basic	$ (2.32)	$ (1.31)	$ (3.27)	$ (6.31)		$ (8.75)		$ (7.34)	$ (10.36)
Diluted	$ (2.32)	$ (1.31)	$ (3.27)	$ (7.58)		$ (9.99)		$ (12)	$ (10.36)
Shares used in computing net loss per share:
Basic	6,663,000	6,653,000	6,663,000	6,080,000		6,224,000		5,626,000	4,554,000
Diluted	6,663,000	6,653,000	6,663,000	6,124,000		6,257,000		5,724,000	4,554,000
Infinity Pharmaceuticals Inc [Member]
Revenue					2,593,000		1,858,000
Royalty revenue	$ 731,000	$ 652,000
Operating expenses:
Research and development	5,853,000	8,990,000			32,411,000		31,647,000
General and administrative	5,944,000	3,676,000			13,463,000		14,174,000
Royalty expense (Note 11)	441,000	393,000			1,563,000		1,120,000
Total operating expenses	12,238,000	13,059,000			47,437,000		46,941,000
Loss from operations	(11,507,000)	(12,407,000)			(44,844,000)		(45,083,000)
Other income (expense):
Other expense, net	507,000	16,000			655,000		1,000
Income tax expense					0		0
Total other income (expense)	462,000	(29,000)			475,000		(179,000)
Net loss	$ (11,045,000)	$ (12,436,000)			$ (44,369,000)		$ (45,262,000)
Net loss per share:
Basic	$ (0.12)	$ (0.14)			$ (0.5)		$ (0.53)
Diluted	$ (0.12)	$ (0.14)			$ (0.5)		$ (0.53)
Shares used in computing net loss per share:
Basic	89,413,486	89,155,311			89,247,785		85,597,264
Diluted	89,413,486	89,155,311			89,247,785		85,597,264
Other comprehensive loss:
Net unrealized holding gains on available-for-sale securities arising during the period	$ 0	$ (20,000)			$ 0		$ 1,000
Comprehensive loss	$ (11,045,000)	$ (12,456,000)			$ (44,369,000)		$ (45,261,000)